Selected Statements of Operations Data (Details) - Schedule of financial income, net - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Financial Income Net Abstract
Interest expenses, net		$ 1,427	$ 2,907	$ 3,922
Exchange rate loss (gain), net		(360)	342	(232)
PPP loan forgiveness	[1]	(1,465)
Derivatives loss (gains), net		1,193	(3,338)	(104)
Bank charges and other		146	291	219
Financial expense, net		$ 941	$ 202	$ 3,805

[1]	See note 3